Income Taxes (Details) - Schedule of Net Deferred Tax Assets (Liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Start-up costs	$ 185,213	$ 20,335
Total deferred tax assets	185,213	20,335
Valuation allowance	(185,213)	(20,335)
Deferred tax assets, net of allowance